Related parties (Detail 2) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Number of shares held by members of the BoD, GEB and parties closely linked to them	3,009,668	4,597,006
UBS AG
Entity [Table]
Number of shares held by members of the BoD, GEB and parties closely linked to them	2,443,562	4,175,515